Impairment assessment of Jaguar Land Rover Business - Additional Information (Detail) ₨ in Millions, £ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021
Statement [Line Items]
Recoverable value	₨ 152,467.2	£ 1,500	₨ 59,654.0	£ 600
Percentage of long term growth rate	1.70%	1.70%	1.70%	1.70%	1.90%